MASTER TRUST - Schedule of Securities On Loan (Details) - EBP 007 - Master Trust Balances - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Securities on loan	$ 17,191	$ 28,006
Equities
EBP, Master Trust [Line Items]
Total Securities on loan	11,421	25,128
Fixed income
EBP, Master Trust [Line Items]
Total Securities on loan	$ 5,770	$ 2,878